Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	$ 2,256,972	$ 71,947	$ 1,692,905	$ 1,296,257
Recognized in Other Comprehensive Income	(130,741)	(4,168)	(82,157)	(270,410)
Recognized in Equity	(252,723)	(8,056)	0	0
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	7,175,371	228,733	6,395,595	6,341,772
Acquisitions through Business Combinations	4,032	128	153,821	893
Recognized in Profit or Loss	40,297	1,285	882,998	(65,243)
Recognized in Other Comprehensive Income	270,298	8,617	(62,170)	(4,844)
Exchange Differences	208,210	6,637	(194,873)	123,017
Balance at December 31	7,698,208	245,400	7,175,371	6,395,595
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	6,850,104	218,365	7,703,646	8,585,132
Acquisitions through Business Combinations	15	1	92,842	109,945
Recognized in Profit or Loss	(2,216,675)	(70,663)	(809,907)	(1,361,500)
Recognized in Other Comprehensive Income	401,039	12,785	19,987	265,566
Recognized in Equity	252,723	8,056
Exchange Differences	103,815	3,309	(156,464)	104,503
Balance at December 31	5,391,021	171,853	6,850,104	7,703,646
Property, plant and equipment [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	354,552	11,302	266,164	148,428
Acquisitions through Business Combinations			123,696
Recognized in Profit or Loss	33,759	1,076	(36,352)	110,253
Exchange Differences	84,763	2,702	1,044	7,483
Balance at December 31	473,074	15,080	354,552	266,164
Property, plant and equipment [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	3,725,920	118,773	5,135,461	6,038,258
Acquisitions through Business Combinations			92,842	10,410
Recognized in Profit or Loss	(1,231,017)	(39,242)	(1,573,888)	(902,114)
Exchange Differences	70,869	2,259	71,505	(11,093)
Balance at December 31	2,565,772	81,790	3,725,920	5,135,461
Defined benefit obligation [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	664,946	21,197	819,307	862,434
Recognized in Profit or Loss	(93,418)	(2,978)	(149,680)	(68,968)
Recognized in Other Comprehensive Income	270,298	8,617	(62,170)	(4,844)
Exchange Differences	(74,127)	(2,363)	57,489	30,685
Balance at December 31	767,699	24,473	664,946	819,307
Defined benefit obligation [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	18,287	583	54,634
Recognized in Profit or Loss	1,617	51	(35,210)	27,031
Recognized in Other Comprehensive Income	20,409	651	14	(2,630)
Exchange Differences	(30,042)	(958)	(1,151)	30,233
Balance at December 31	10,271	327	18,287	54,634
Mandatorily at fair value through profit or loss [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	163,885	5,224	251,890	207,794
Recognized in Profit or Loss	(165,781)	(5,284)	(87,612)	43,792
Exchange Differences	(282)	(9)	(393)	304
Balance at December 31	(2,178)	(69)	163,885	251,890
Mandatorily at fair value through profit or loss [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	868,748	27,694	45,081	531,811
Recognized in Profit or Loss	(309,275)	(9,859)	823,904	(487,098)
Exchange Differences	(606)	(19)	(237)	368
Balance at December 31	558,867	17,816	868,748	45,081
Other temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	4,313,282	137,497	4,182,316	3,769,504
Acquisitions through Business Combinations			16,067	893
Recognized in Profit or Loss	52,135	1,662	347,938	316,527
Exchange Differences	149,599	4,769	(233,039)	95,392
Balance at December 31	4,515,016	143,928	4,313,282	4,182,316
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	2,237,149	71,315	2,468,470	2,015,063
Acquisitions through Business Combinations	15	1		99,535
Recognized in Profit or Loss	(678,000)	(21,613)	(24,713)	681
Recognized in Other Comprehensive Income	380,630	12,134	19,973	268,196
Recognized in Equity	252,723	8,056
Exchange Differences	63,594	2,027	(226,581)	84,995
Balance at December 31	2,256,111	71,920	2,237,149	2,468,470
Temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	5,496,665	175,220	5,519,677	4,988,160
Acquisitions through Business Combinations			139,763	893
Recognized in Profit or Loss	(173,305)	(5,524)	74,294	401,604
Recognized in Other Comprehensive Income	270,298	8,617	(62,170)	(4,844)
Exchange Differences	159,953	5,099	(174,899)	133,864
Balance at December 31	5,753,611	183,412	5,496,665	5,519,677
Unused tax losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	745,378	23,761	555,297	495,485
Acquisitions through Business Combinations	4,032	128	14,058
Recognized in Profit or Loss	(2,363)	(75)	250,063	56,005
Exchange Differences	(4,820)	(154)	(74,040)	3,807
Balance at December 31	742,227	23,660	745,378	555,297
Unused tax credits [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	933,328	29,752	320,621	858,127
Recognized in Profit or Loss	215,965	6,884	558,641	(522,852)
Exchange Differences	53,077	1,692	54,066	(14,654)
Balance at December 31	$ 1,202,370	$ 38,328	$ 933,328	$ 320,621